Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Adaptive Alpha Opportunities ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,108	$ 11,251	$ 13,499	$ 12,910	$ 15,186	$ 22,173	$ 20,389	$ 20,243	$ 24,294	$ 26,785
Adaptive Hedged Multi-Asset Income ETF
Account Value [Line Items]
Accumulated Value	10,000	10,122	10,988	11,200	11,880	11,687	12,145	11,230	11,111	12,112	12,878
RH Tactical Outlook ETF
Account Value [Line Items]
Accumulated Value	10,000	9,411	10,523	11,983	11,917	11,579	14,718	13,975	13,076	15,349	16,376
RH Tactical Rotation ETF
Account Value [Line Items]
Accumulated Value	10,000	9,459	10,735	11,624	11,231	10,335	13,414	12,792	11,935	14,913	15,728
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,512	11,241	12,638	12,542	13,292	18,938	17,732	17,976	22,314	25,473
Morningstar Moderate Aggressive Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	9,749	11,202	12,350	12,471	13,028	17,548	16,251	16,047	18,798	21,045
Bloomberg Capital US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,300	10,463	10,423	11,091	12,135	12,086	11,092	10,854	10,996	11,596
CRSP US Total Market Index
Account Value [Line Items]
Accumulated Value	10,000	10,172	11,949	13,668	14,185	16,005	22,459	22,391	23,046	29,541	35,241
S&P 500
Account Value [Line Items]
Accumulated Value	10,000	11,203	13,185	15,176	15,568	17,336	24,959	23,961	24,442	31,187	33,536
Morningstar Moderate Aggressive Target Risk Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,189	$ 11,708	$ 12,907	$ 13,035	$ 13,617	$ 18,340	$ 16,985	$ 16,771	$ 19,647	$ 21,995